Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash generated from (used in) Operations
Net earnings	$ 11,052	$ 10,036
Non-cash items
Stock-based compensation	217	847
Depreciation and amortization	34,651	38,164
Foreign exchange (gain) loss	(247)	1,339
Loss on disposal of assets	13	15
Impairment of assets		1,747
Deferred income tax expense	3,031	2,908
Accrued interest income	(269)	(229)
Changes in non-cash working capital balances
Accounts receivable	(11,921)	(6,238)
Prepaid expenses and deposits	314	(1,113)
Payments associated with success fee obligation	(3,007)	(3,736)
Accounts payable and accrued liabilities	3,008	(208)
Cash generated from operations	36,842	43,532
Financing
Dividends paid	(4,527)	(20,082)
Common shares repurchased under normal course issuer bid	(4,225)	(329)
Common shares issued for cash on the exercise of options	11	1,269
Common shares issued for cash from Employee Share Purchase Plan	72	131
Cash used in financing	(8,669)	(19,011)
Investing
Purchase of property and equipment	(48)	(178)
Repayment of patent finance obligations	(5,555)	(18,127)
Purchase of patents	(9,660)	(37,973)
Cash used in investing	(15,263)	(56,278)
Foreign exchange loss (gain) on cash held in foreign currency	212	(1,123)
Net increase (decrease) in cash and cash equivalents	13,122	(32,880)
Cash and cash equivalents, beginning of year	93,431	126,311
Cash and cash equivalents, end of year	$ 106,553	$ 93,431